Stock-Based Compensation and Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock-Based Compensation and Employee Benefit Plans [Abstract]
Schedule of Valuation of Options Granted

The following table summarizes the Company’s assumptions used in the valuation of options granted during the year ended December 31, 2021:

Volatility	40%
Risk-free interest rate	1.10% – 1.63%
Dividend yield	0.00%
Expected life (Years)	10
Forfeiture rate	0.00%

Schedule of Options Vested and Exercisable

The following table presents option activity under the Company’s stock option plans for the three and six months ended September 30, 2023:

(In thousands, except share and per share data)	Number of Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at January 1, 2023	13,439	$1,518.05	$—
Exercised	(104)	6.67
Forfeited	(83)	—
Expired	(54)	1,213.74
Options outstanding at September 30, 2023	13,198	$1,540.76	$—

Options vested and exercisable as of September 30, 2023	11,379	$1,467.77
Options vested and expected to vest as of September 30, 2023	12,124	$1,498.89

The following table presents option activity under the Company’s stock option plans for the years ended December 31, 2022 and 2021:

(In thousands, except share and per share data)	Number of Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at December 31, 2020	15,666	$702.00	$—
Granted	7,600	2,426.00
Exercised	(3,288)	646.00
Forfeited	(2,151)	769.00
Canceled	(5)	886.00
Options outstanding at December 31, 2021	17,822	1,436.00	$62.64
Granted	—	—
Exercised	(43)	458.42
Forfeited	(2,363)	1,018.82
Canceled	(1,977)	1,394.70
Options outstanding at December 31, 2022	13,439	$1,518.05	$—
Options vested and exercisable as of December 31, 2022	11,015	$1,327.13

Schedule of Options Vested and Exercisable

The following table summarizes information about options vested and exercisable at September 30, 2023:

	Options Vested and Exercisable
Price ($)	Number of Options	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price
$456.00	3,758	5.38	$456.00
$972.00	3,526	5.47	$972.00
$1,536.00	25	9.59	$1,536.00
$1,840.00	146	12.39	$1,840.00
$2,768.00	3,924	10.36	$2,768.00

The following table summarizes information about options expected to vest after September 30, 2023:

	Options Vested and Expected to Vest
Price ($)	Number of Options	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price
456.00	3,758	5.38	$456.00
972.00	3,566	5.47	$972.00
1,536.00	50	9.59	$1,536.00
1,840.00	250	12.39	$1,840.00
2,768.00	4,500	10.36	$2,768.00

The following table summarizes information about options vested and exercisable at December 31, 2022:

	Options Vested and Exercisable
Price ($)	Number of Options	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price
$456.00	3,668	7.39	$456.00
$972.00	4,039	7.82	$972.00
$1,536.00 – 1,840.00	135	8.66	$1,708.79
$2,768.00 – 3,722.00	3,173	8.14	$2,770.05

Schedule of Restricted Stock Unit Activity	Compensation expense related to the restricted stock units is recognized using a straight-line attribution method over the vesting period.
	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2022	7,691	$230.75
Vested	(2,406)	230.80
Forfeited	(3,100)	230.80
Unvested at September 30, 2023	2,185	$230.80

The following table presents restricted stock unit activity under the 2022 Plan for the year ended December 31, 2022:

	Number of Shares	Weighted- Average Grant Date Fair Value
Balance at December 31, 2021	—	$—
Granted	9,440	252.40
Vested	(1,249)	365.66
Forfeitures	(500)	302.41
Cancelled	—	—
Balance at December 31, 2022	7,691	$230.75